August 7, 2019

VIA EDGAR

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, N.E.

Washington, D.C. 20549

Re:	Eaton Vance Senior Floating-Rate Trust (the “Fund”) Registration Statement on Form N-2 (333-229695; 811-21411)

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company, and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Shelf Registration Statement”) with respect to the proposed offering by the Fund of additional shares of common stock, par value $0.01 per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.

The total registration fee for purposes of this filing is $6,451, which is the registration fee attributable to the unsold securities under the Fund's Registration Statement on Form N-2 (File No. 333-207589) filed February 11, 2016 and is being applied to offset against the registration fee currently due pursuant to Rule 415(a)(6) and Rule 457(p) under the 1933 Act.

The Shelf Registration Statement has been amended for the purpose of responding to comments provided by Lisa Larkin of the SEC’s Division of Investment Management to the undersigned telephonically on March 19, 2019, and to make certain other non-material changes as marked therein. The Fund requests that the Staff review the Shelf Registration Statement as promptly as possible and contact the undersigned at its earliest possible convenience if the Staff has any further comments. Capitalized terms have the same meaning as defined in the Shelf Registration Statement, unless otherwise indicated. The comments and the Fund’s responses are set forth as follows:

  Comment: The Fund’s 80% policy states at least 80% of the Fund's total assets will be invested in interests in Senior Loans of domestic and foreign borrowers that are denominated in U.S. dollars, euros, British pounds, Swiss francs, Canadian dollars and Australian dollars. Please confirm the Fund’s 80% policy includes floating-rate investments.

Response: In the Fund’s Prospectus under the “Investment Objectives and Policies” section, Senior Loans are defined as follows, “senior, secured floating-rate loans”, as such the Fund’s 80% policy includes senior, secured floating-rate loans.

  Comment: Has the Fund considered including disclosure relating to London Interbank Offered Rate (“LIBOR”) changes scheduled to take place in 2021?

Response: The Fund confirms that disclosure relating to LIBOR changes scheduled to take place in 2021 is included in the Fund’s prospectus and statement of additional information (“SAI”) contained in the Shelf Registration Statement.

3.	Comment: The prospectus states that the Fund may engage in total return swaps. When the Fund engages in total return swaps, it needs to set aside an appropriate amount of liquid assets as determined by the SEC and Staff guidance to address Section 18 of the 1940 Act concerns. Please be aware that the SEC could issue a new rule and/or guidance related to the Fund’s use of derivatives, which could impact the manner in which the Fund operates.

Response: The Fund acknowledges this comment.

  Comment: If the Fund intends to write (sell) credit default swaps, confirm that it will segregate the full notional amount payable under each agreement.

Response: The Fund confirms that it will segregate the full notional amount payable under the agreement if the Fund writes (sells) a credit default swap..

  Comment: Please consider adding the following sentence to the Fund’s Prospectus Summary under “Special Risk Considerations - Senior Loans Risk” and to the Fund’s Prospectus under “Additional Risk Considerations – Senior Loans Risk”: “The Trust may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S.”

Response: The Fund confirms that the requested disclosure has been added to the Fund’s Prospectus Summary under “Special Risk Considerations - Senior Loans Risk” and to the Fund’s Prospectus under “Additional Risk Considerations – Senior Loans Risk”.

  Comment: Please consider updating disclosure relating to Brexit in the Fund’s Prospectus Summary under “Special Risk Considerations – Foreign Investment Risk” and the Fund’s Prospectus under “Additional Risk Considerations – Foreign Investment Risk”.

Response: The requested Brexit disclosure is included in the Fund’s Prospectus Summary under “Foreign Investment Risk” and the Fund’s Prospectus under “Additional Risk Considerations – Foreign Investment Risk”.

  Comment: In the SAI, under Investment Restrictions, please confirm the following restriction applies to 100% of the Fund’s assets, “or invest 25% or more of its total assets in any single industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) (Concentration Restriction).”

Response: The Fund confirms the Concentration Restriction applies to 100% of the Fund’s assets.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8655.

Sincerely,

/s/ Jeanmarie Valle Lee

Jeanmarie Valle Lee, Esq.

Vice President

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